INTANGIBLE ASSETS, NET - Identifiable intangible assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
INTANGIBLE ASSETS, NET
Gross Amount	$ 4,306,907	$ 3,834,233
Accumulated Amortization	(2,547,034)	(1,946,835)
Net Amount	$ 1,759,873	$ 1,887,398
Customers relationship
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	4 years 8 months 12 days	9 years
Gross Amount	$ 1,343,682	$ 1,333,681
Accumulated Amortization	(1,253,577)	(1,016,070)
Net Amount	$ 90,105	$ 317,611
Trade name
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 2 months 12 days	5 years
Gross Amount	$ 912,355	$ 868,355
Accumulated Amortization	(821,222)	(634,917)
Net Amount	$ 91,133	$ 233,438
Noncompetition agreement
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	0 years	1 year 1 month 6 days
Gross Amount	$ 91,167	$ 91,167
Accumulated Amortization	$ (91,167)	(83,537)
Net Amount		$ 7,630
Intellectual property
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	0 years	0 years
Gross Amount	$ 15,862	$ 15,862
Accumulated Amortization	$ (15,862)	$ (15,862)
Intangible assets: Proprietary Technology
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	6 years 3 months 18 days	6 years 9 months 18 days
Gross Amount	$ 864,000	$ 864,000
Accumulated Amortization	(82,286)	(20,571)
Net Amount	$ 781,714	$ 843,429
Internally developed software
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 1 month 6 days	3 years 3 months 18 days
Gross Amount	$ 346,987	$ 201,314
Accumulated Amortization	(75,489)	(44,038)
Net Amount	$ 271,498	$ 157,276
Intangible Assets: Patent
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	8 years	8 years 6 months
Gross Amount	$ 19,324	$ 19,324
Accumulated Amortization	(9,018)	(8,374)
Net Amount	$ 10,306	$ 10,950
Technology
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	14 years 9 months 18 days
Gross Amount	$ 273,000
Accumulated Amortization	(4,550)
Net Amount	$ 268,450
Developed technology
INTANGIBLE ASSETS, NET
Weighted Average Remaining Amortization Period (years)	3 years 1 month 6 days	3 years 7 months 6 days
Gross Amount	$ 440,530	$ 440,530
Accumulated Amortization	(193,863)	(123,466)
Net Amount	$ 246,667	$ 317,064